1933 Act Reg. No. 33-88316

1940 Act File No. 811-8932

As filed with the Securities and Exchange Commission on July 27, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 62	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 64	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005
(Agents for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 27th day of July 2012.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Eric R. Colson	President and Chief Executive Officer (principal executive officer)	July 27, 2012
Eric R. Colson

/s/ Andrew A. Ziegler*	Director	July 27, 2012
Andrew A. Ziegler

/s/ David A. Erne*	Director	July 27, 2012
David A. Erne

/s/ Gail L. Hanson*	Director	July 27, 2012
Gail L. Hanson

/s/ Thomas R. Hefty*	Director	July 27, 2012
Thomas R. Hefty

/s/ Patrick S. Pittard*	Director	July 27, 2012
Patrick S. Pittard

/s/ Howard B. Witt*	Director	July 27, 2012
Howard B. Witt

/s/ Gregory K. Ramirez	Chief Financial Officer and Treasurer (principal financial and accounting officer)	July 27, 2012
Gregory K. Ramirez

By:	/s/ Rajib Chanda
Rajib Chanda
* By Rajib Chanda, Attorney-in-Fact, pursuant to powers of attorney filed herewith

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase